Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V, Ameritas Variable Separate Account VA-2,

Carillon Account, and Carillon Life Account

("Separate Accounts")

Supplement to:

Corporate Benefit VUL, Overture Applause!, Overture Applause! II,

Overture Bravo!, Overture Encore!, Overture Viva!, and Overture Annuity III-Plus

Prospectuses Dated May 1, 2007

Excel Choice and Excel Executive Edge

Prospectuses Dated November 5, 2007

Overture Ovation!, Protector hVUL, and Excel Accumulator

Prospectuses Dated May 1, 2008

Overture Annuity II, Overture Annuity III, Overture Accent!, and Overture Acclaim!

Prospectuses Dated September 1, 2009

VA I and VA II SA & VA II

Prospectuses Dated December 31, 2009

Excel Performance VUL (NY)

Prospectus Dated May 1, 2010

Advantage VA III

Prospectus Dated May 1, 2012

Medley!

Prospectus Dated May 1, 2013

Excel Performance VUL and Overture Medley®

Prospectuses Dated May 1, 2015

and Statements of Additional Information

Supplement Dated January 14, 2016

The Asset Allocation Program (the "Program") disclosure in your prospectus is revised to reflect that Ameritas Life has engaged an unaffiliated third party investment expert to provide the fund-specific model recommendations that were previously provided by Ameritas Investment Partners, Inc. ("AIP"). Accordingly, the prospectus and SAI disclosure relating to the Program is revised to remove references to AIP as providing these services and to delete references to certain conflicts of interest related to AIP. The unaffiliated third party investment expert provides research and business support services relating to the models and selects the specific funds to populate each model from those available in the product. Ameritas Life pays for these consultant services at no additional cost to Policy Owners.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 1939 1-16